June 9, 2004

VIA EDGAR

The United States Securities
 and Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington, D.C. 20549-0506

Subject:  GE Capital Life Assurance Company of New York
          GE Capital Life Separate Account III
          SEC File Nos. 333-88312; 811-09861
          CIK No. 0001109619

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of GE Capital Life Assurance Company of New York (the "Company") and GE Capital Life Separate Account III (the "Separate Account"), we certify that the form of the prospectus and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from the form of the prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 6 under the Investment Company Act of 1940 to the Registration Statement which was filed electronically and became effective June 4, 2004.

Please contact the undersigned at (804) 281-6910 with any questions regarding this filing.

Sincerely,

/s/ Heather Harker

Heather Harker
Vice President, Associate General Counsel and Assistant Secretary